Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases
Leases
The Company leases equipment and facilities under various noncancelable lease agreements. Certain lease agreements require the maintenance of specified ratios and are subject to the restrictive covenants of the Company's credit facilities. Rental expense under operating leases, including expense related to short-term operating leases, was $306.0 million, $305.9 million and $247.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. One of the Company's operating lease agreements for underground mining equipment in Australia entered into in 2013 requires contingent rent to be paid only if and when certain coal is mined at a specified margin as defined in the agreements. There was no contingent expense related to that arrangement for the years ended December 31, 2014 and 2013. The gross value of property, plant, and equipment under capital leases was $175.1 million as of December 31, 2014 and 2013, related primarily to the leasing of mining equipment. The accumulated depreciation for these items was $138.4 million and $111.3 million at December 31, 2014 and 2013, respectively, and changes thereto have been included in "Depreciation, depletion and amortization" in the consolidated statements of operations.
The Company also leases coal reserves under agreements that require royalties to be paid as the coal is mined. Certain agreements also require minimum annual royalties to be paid regardless of the amount of coal mined during the year. Total royalty expense was $507.8 million, $546.0 million and $637.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.
A substantial amount of the coal mined by the Company is produced from mineral reserves leased from the owner. One of the major lessors is the U.S. government, from which the Company leases substantially all of the coal it mines in Wyoming under terms set by Congress and administered by the U.S. Bureau of Land Management. These leases are generally for an initial term of ten years but may be extended by diligent development and mining of the reserves until all economically recoverable reserves are depleted. The Company has met the diligent development requirements for substantially all of these federal leases either directly through production, by including the lease as a part of a logical mining unit with other leases upon which development has occurred, or by paying an advance royalty in lieu of continued operations. Annual production on these federal leases must total at least 1.0% of the leased reserve or the original amount of coal in the entire logical mining unit in which the leased reserve resides. In addition, royalties are payable monthly at a rate of 12.5% of the gross realization from the sale of the coal mined using surface mining methods and at a rate of 8.0% of the gross realization for coal produced using underground mining methods. The Company also leases coal reserves in Arizona from The Navajo Nation and the Hopi Tribe under leases that are administered by the U.S. Department of the Interior. These leases expire upon exhaustion of the leased reserves or upon the permanent ceasing of all mining activities on the related reserves as a whole. The royalty rates are also generally based upon a percentage of the gross realization from the sale of coal. These rates are subject to redetermination every ten years under the terms of the leases. The remainder of the leased coal is generally leased from state governments, land holding companies and various individuals. The duration of these leases varies greatly. Typically, the lease terms are automatically extended as long as active mining continues. Royalty payments are generally based upon a specified rate per ton or a percentage of the gross realization from the sale of the coal.
Mining and exploration in Australia is generally conducted under leases, licenses or permits granted by state governments. Mining leases are typically for an initial term of up to 21 years (but may be renewed) and contain conditions relating to such matters as minimum annual expenditures, environmental compliance, restoration and rehabilitation. Royalties are paid to the state government as a percentage of the sales price (less certain allowable deductions in some cases). Generally landowners do not own the mineral rights or have the ability to grant rights to mine those minerals. These rights are retained by state governments. Compensation is often payable to landowners and occupiers for the loss of access to the land and any impact on the value of the land where the landowner retains the surface rights, and the amount and type of compensation can be determined by agreement or court determination, as provided by law. Surface rights may be acquired directly from landowners by mutual agreement.
Future minimum lease and royalty payments as of December 31, 2014 are as follows:

	Capital Leases	Operating Leases	Coal Lease and Royalty Obligations
Year Ending December 31,
	(Dollars in millions)
2015	$9.5	$207.2	$284.6
2016	6.9	196.0	253.3
2017	1.4	178.9	22.3
2018	0.5	104.3	20.5
2019	0.5	51.3	18.2
2020 and thereafter	10.6	64.3	29.0
Total minimum lease payments	29.4	$802.0	$627.9
Less interest	7.2
Present value of minimum capital lease payments	$22.2

As of December 31, 2014, certain of the Company’s coal lease obligations were secured by outstanding surety bonds totaling $103.8 million.